Loans	6 Months Ended
Mar. 31, 2020
Loans
Loans

Note 9. Loans

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Australia
Housing	445,663	449,201	447,164	(1)	-
Personal	19,854	21,247	22,463	(7)	(12)
Business	155,322	152,360	152,424	2	2
Total Australia	620,839	622,808	622,051	-	-
New Zealand
Housing	52,037	47,731	47,499	9	10
Personal	1,610	1,709	1,855	(6)	(13)
Business	32,021	29,285	29,990	9	7
Total New Zealand	85,668	78,725	79,344	9	8
Total other overseas	18,361	16,845	16,539	9	11
Total loans	724,868	718,378	717,934	1	1
Provisions for expected credit losses (ECL) on loans (Note 10)	(5,190)	(3,608)	(3,637)	44	43
Total net loans[1,2]	719,678	714,770	714,297	1	1

1.

Total net loans include securitised loans of $9,029 million as at 31 March 2020 (30 September 2019: $7,737 million; 31 March 2019: $8,901 million). The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

2.	Total net loans include assets pledged for the covered bond programs of $39,348 million as at 31 March 2020 (30 September 2019: $38,832 million; 31 March 2019: $37,548 million).